Note 9 - Stock-based Compensation Plan (Detail) - Summary of the options outstanding and exercisable (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Number outstanding, options outstanding and expected to vest	141,677	140,870
Weighted average remaining contractual life, options outstanding and expected to vest	3 years 292 days	4 years
Number exercisable, options exercisable	70,071	66,098
Weighted average remaining contractual life, options exercisable	3 years 219 days	3 years 328 days
Range of $16.00 - 23.99 [Member]
Exercise price range, lower range limit (in Dollars per share)	16.00	16.00
Exercise price range, upper range limit (in Dollars per share)	23.99	23.99
Number outstanding, options outstanding and expected to vest	17,188	15,813
Weighted average remaining contractual life, options outstanding and expected to vest	4 years 6 months	4 years 292 days
Number exercisable, options exercisable	3,523	189
Weighted average remaining contractual life, options exercisable	4 years 6 months	4 years 292 days
Range of $24.00 - 26.99 [Member]
Exercise price range, lower range limit (in Dollars per share)	24.00	24.00
Exercise price range, upper range limit (in Dollars per share)	26.99	26.99
Number outstanding, options outstanding and expected to vest	112,808	113,163
Weighted average remaining contractual life, options outstanding and expected to vest	3 years 292 days	4 years
Number exercisable, options exercisable	56,360	56,715
Weighted average remaining contractual life, options exercisable	3 years 292 days	4 years
Range of $27.00 - 220.84 [Member]
Exercise price range, lower range limit (in Dollars per share)	27.00	27.00
Exercise price range, upper range limit (in Dollars per share)	220.84	220.84
Number outstanding, options outstanding and expected to vest	11,681	11,894
Weighted average remaining contractual life, options outstanding and expected to vest	3 years 36 days	3 years 109 days
Number exercisable, options exercisable	10,188	9,194
Weighted average remaining contractual life, options exercisable	2 years 292 days	3 years 73 days